SCHEDULE OF GOODWILL AND INTANGIBLES (Details) - USD ($)	Jun. 30, 2026		Jun. 03, 2026	Dec. 31, 2025		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Goodwill and intangibles	$ 27,617,398			$ 20,842,508			$ 6,592,304
Axxum Technologies LLC [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill and intangibles	5,153,266			5,153,266			5,153,266
Cloudburst Security LLC [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill and intangibles	1,439,038			1,439,038			1,439,038	$ 1,439,038
SLG Innovation Inc [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill and intangibles	14,646,146			14,250,204		$ 14,600,000
Secuvant LLC [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill and intangibles	$ 6,378,948	[1]	$ 6,378,948		[1]

[1]	Goodwill related to Secuvant is preliminary and currently includes intangible assets. The company is engaging valuation service consultants and anticipates being able to determine the stand-alone value of separately identifiable intangible assets related to this acquisition.